Capital Stock and Changes in Capital Accounts (Tables)	9 Months Ended
Sep. 30, 2013
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	$1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Forfeited or expired	-	-
Outstanding at December 31, 2012	$1,451,625	$11.90
Granted	607,946	9.06
Vested	(601,198)	11.82
Forfeited or expired	-	-
Outstanding at September 30, 2013	$1,458,373	$10.75